Term Loan Agreement (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Future Minimum Principal Payments Under Term Loan Agreement

Future minimum principal payments under the Term Loan Agreement as of December 31, 2016, are as follows (in thousands):

Year ended December 31,
2017	$—
2018	—
2019	—
2020	81,080
2021	—
Thereafter	—

Total	$81,080
Less current portion of notes payable	—

Notes payable, net of current portion	$81,080